DEPOSITS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Banking and Thrift, Interest [Abstract]
DEPOSITS	DEPOSITS
Major classifications of deposits are as follows:

	March 31, 2022	December 31, 2021
Noninterest-bearing transaction	$515,110	$541,546
Interest-bearing transaction	749,119	704,326
Savings	62,462	56,715
Time deposits, $250,000 and under	189,172	224,556
Time deposits, over $250,000	25,976	29,308
	$1,541,839	$1,556,451
Brokered deposits totaled $34,110 at March 31, 2022 and December 31, 2021. The scheduled maturities of time deposits at March 31, 2022 are as follows:

April 1, 2022 to March 31, 2023	$181,564
April 1, 2023 to March 31, 2024	12,514
April 1, 2024 to March 31, 2025	15,828
April 1, 2025 to March 31, 2026	3,597
April 1, 2026 to March 31, 2027	1,459
Thereafter	186
$215,148
At March 31, 2022 and December 31, 2021, overdrawn transaction accounts reclassified to loans totaled $131 and $208, respectively.
DEPOSITS
Major classifications of deposits are as follows:

	December 31,
	2021	2020
Noninterest-bearing transaction	$541,546	$290,867
Interest-bearing transaction	704,326	475,757
Savings	56,715	42,731
Time deposits, $250,000 and under	224,556	293,707
Time deposits, over $250,000	29,308	36,599
	$1,556,451	$1,139,661
NOTE 8.    DEPOSITS (Continued)
Brokered deposits totaled $34,110 at December 31, 2021 and $34,151 at December 31, 2020. The scheduled maturities of time deposits at December 31, 2021 are as follows:

2022	$212,370
2023	19,162
2024	17,192
2025	3,402
2026	1,552
Thereafter	186
Total	$253,864
At December 31, 2021 and December 31, 2020, overdrawn transaction accounts reclassified to loans totaled $208 and $166, respectively.